Additional Balance Sheet Information (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated depreciation	$ 67,094		$ 58,098
Amortization expense	$ 85,885	$ 39,286	$ 112,699	$ 81,905